Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income
Net income	$ 122,653	$ 250,242	$ 190,586
Net change in accumulated other comprehensive income
Change in net unrealized gain (loss) on equity investments	49	138	84
Change in foreign currency translation adjustment	4
Change related to retirement plan
Net actuarial gains (losses)	90	(9,625)	1,180
Amortization of prior service cost	(3,735)	(3,815)	(3,815)
Amortization of unrecognized net loss	2,517	1,934	2,158
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(1,128)	(11,506)	(477)
Change in deferred income taxes	1,797	5,722	(105)
Change related to retirement plan, net of tax	669	(5,784)	(582)
Net change in accumulated other comprehensive income	722	(5,646)	(498)
Comprehensive income	123,375	244,596	190,088
Less: Comprehensive income attributable to noncontrolling interest	(40,792)	(49,676)	(45,737)
Comprehensive income attributable to TDS shareholders	$ 82,583	$ 194,920	$ 144,351